Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Government assistance	$ 1.2	$ 0.4
Leased equipment	4.7	6.0	$ 7.4
Leased building	$ 2.6	$ 2.8	$ 3.1